Employee plans - Company's Investment Policy Targets and Ranges for Each Asset Category (Details) - Pension Plans	Dec. 31, 2024
U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	40.00%
U.S. Plans | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	44.00%
U.S. Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	16.00%
U.S. Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	35.00%
U.S. Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	39.00%
U.S. Plans | Minimum | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
U.S. Plans | Minimum | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	11.00%
U.S. Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	45.00%
U.S. Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	49.00%
U.S. Plans | Maximum | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	5.00%
U.S. Plans | Maximum | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	21.00%
International Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	1.00%
International Plans | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	57.00%
International Plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	1.00%
International Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
International Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	41.00%
International Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
International Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	52.00%
International Plans | Minimum | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
International Plans | Minimum | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
International Plans | Minimum | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	34.00%
International Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	1.00%
International Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	62.00%
International Plans | Maximum | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	1.00%
International Plans | Maximum | Cash
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	0.00%
International Plans | Maximum | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target allocation as proportion of assets (as a percent)	49.00%